Condensed Statements of Stockholders' Equity (Unaudited) - USD ($)	Total	Offering	IPO	Common Stock	Common Stock Offering	Common Stock IPO	Additional Paid-In Capital	Additional Paid-In Capital Offering	Additional Paid-In Capital IPO	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning balance at Dec. 31, 2019	$ (4,490,016)			$ 8,181			$ 7,685,533				$ (12,183,730)
Beginning balance, Shares at Dec. 31, 2019				8,180,937
Stock-based compensation expense	573,695						573,695
Warrant expense	1,443,426						1,443,426
Issuance of common stock	4,870		$ 14,595,045	$ 15		$ 1,800	4,855		$ 14,593,245
Issuance of common stock, Shares				14,175		1,800,000
Conversion of notes	505,230			$ 55			505,175
Conversion of notes, Shares				55,737
Net loss	(2,847,894)										(2,847,894)
Ending balance at Dec. 31, 2020	$ 9,784,356			$ 10,051			24,805,929				(15,031,624)
Ending balance, Shares at Dec. 31, 2020	10,050,849			10,050,849
Stock-based compensation expense	$ 591,124						591,124
Warrant expense	237,768						237,768
Issuance of common stock	60,391			$ 9			60,382
Issuance of common stock, Shares				9,000
Net loss	(2,637,068)										(2,637,068)
Ending balance at Mar. 31, 2021	8,036,571			$ 10,060			25,695,203				(17,668,692)
Ending balance, Shares at Mar. 31, 2021				10,059,849
Beginning balance at Dec. 31, 2020	$ 9,784,356			$ 10,051			24,805,929				(15,031,624)
Beginning balance, Shares at Dec. 31, 2020	10,050,849			10,050,849
Warrant expense	$ 658,945
Net loss	(9,744,444)
Ending balance at Sep. 30, 2021	43,161,479			$ 25,155			67,912,392				(24,776,068)
Ending balance, Shares at Sep. 30, 2021				25,155,198
Beginning balance at Dec. 31, 2020	$ 9,784,356			$ 10,051			24,805,929				(15,031,624)
Beginning balance, Shares at Dec. 31, 2020	10,050,849			10,050,849
Stock-based compensation expense	$ 1,531,876						1,531,876
Warrant expense	688,784						688,784
Issuance of common stock	60,391		$ 41,135,357	$ 9		$ 15,000	60,382		$ 41,120,357
Issuance of common stock, Shares				9,000		15,000,000
Issuance of common stock, stock options exercised	848			$ 95			753
Issuance of common stock, stock options exercised, Shares				95,349
Net loss	(14,786,063)										(14,786,063)
Ending balance at Dec. 31, 2021	$ 38,415,549			$ 25,155			68,208,081			$ 0	(29,817,687)
Ending balance, Shares at Dec. 31, 2021	25,155,198			25,155,198
Beginning balance at Mar. 31, 2021	$ 8,036,571			$ 10,060			25,695,203				(17,668,692)
Beginning balance, Shares at Mar. 31, 2021				10,059,849
Stock-based compensation expense	322,483						322,483
Warrant expense	239,415						239,415
Issuance of common stock		$ 41,135,357			$ 15,000			$ 41,120,357
Issuance of common stock, Shares					15,000,000
Issuance of common stock, stock options exercised	(43,295)			$ 74			(43,369)
Issuance of common stock, stock options exercised, Shares				73,496
Net loss	(2,636,179)										(2,636,179)
Ending balance at Jun. 30, 2021	47,054,352			$ 25,134			67,334,089				(20,304,871)
Ending balance, Shares at Jun. 30, 2021				25,133,345
Stock-based compensation expense	352,419						352,419
Warrant expense	181,762						181,762
Issuance of common stock, cashless warrant exercise Shares				21,853
Issuance of common stock, cashless warrant exercise	44,143			$ 21			44,122
Net loss	(4,471,197)										(4,471,197)
Ending balance at Sep. 30, 2021	43,161,479			$ 25,155			67,912,392				(24,776,068)
Ending balance, Shares at Sep. 30, 2021				25,155,198
Beginning balance at Dec. 31, 2021	$ 38,415,549			$ 25,155			68,208,081			0	(29,817,687)
Beginning balance, Shares at Dec. 31, 2021	25,155,198			25,155,198
Stock-based compensation expense	$ 123,229						123,229
Issuance of common stock	67,000			$ 50			66,950
Issuance of common stock, Shares				50,000
Issuance of common stock, stock options exercised	44,142			$ 22			44,120
Issuance of common stock, stock options exercised, Shares				21,853
Net loss	(4,640,601)										(4,640,601)
Ending balance at Mar. 31, 2022	34,009,319			$ 25,227			68,442,380			0	(34,458,288)
Ending balance, Shares at Mar. 31, 2022				25,227,051
Beginning balance at Dec. 31, 2021	$ 38,415,549			$ 25,155			68,208,081			0	(29,817,687)
Beginning balance, Shares at Dec. 31, 2021	25,155,198			25,155,198
Warrant expense	$ 0
Net loss	(13,775,103)
Ending balance at Sep. 30, 2022	$ 25,136,200			$ 25,227			68,676,935			26,828	(43,592,790)
Ending balance, Shares at Sep. 30, 2022	25,227,051			25,227,051
Beginning balance at Mar. 31, 2022	$ 34,009,319			$ 25,227			68,442,380			0	(34,458,288)
Beginning balance, Shares at Mar. 31, 2022				25,227,051
Stock-based compensation expense	132,767						132,767
Net loss	(4,639,939)										(4,639,939)
Ending balance at Jun. 30, 2022	29,502,147			$ 25,227			68,575,147			0	(39,098,227)
Ending balance, Shares at Jun. 30, 2022				25,227,051
Stock-based compensation expense	101,788						101,788
Other comprehensive income	26,828									26,828
Net loss	(4,494,563)										(4,494,563)
Ending balance at Sep. 30, 2022	$ 25,136,200			$ 25,227			$ 68,676,935			$ 26,828	$ (43,592,790)
Ending balance, Shares at Sep. 30, 2022	25,227,051			25,227,051